Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	140,000,000	140,000,000
Common stock, shares issued	54,222,420	50,000,000
Common stock, shares outstanding	54,222,420	50,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued